Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 619,051	$ 457,292
Trade accounts receivable less allowance for doubtful accounts of $312,041 in 2012 and $299,751 in 2011	2,955,299	2,798,318
Accounts receivable from related parties	138,085	111,008
Inventories	1,026,114	967,496
Prepaid expenses and other current assets	936,304	1,035,366
Deferred tax asset, current	268,927	325,539
Total current assets	5,943,780	5,695,019
Property, plant and equipment, net	2,872,588	2,629,701
Intangible assets	719,098	686,652
Goodwill	11,318,784	9,186,650
Deferred tax asset, non-current	92,062	88,159
Equity Method Investments	623,078	692,025
Other assets	290,943	554,644
Total assets	21,860,333	19,532,850
Current liabilities:
Accounts payable	514,194	541,423
Accounts payable to related parties	126,752	111,226
Accrued expenses and other current liabilities	1,809,099	1,704,273
Short-term borrowings and other financial liabilities	114,477	98,801
Short-term borrowings from related parties	94,611	28,013
Current portion of long-term debt and capital lease obligations	498,694	1,589,776
Income tax payable, current	159,509	162,354
Deferred tax liability, current	34,278	26,745
Total current liabilities	3,351,614	4,262,611
Total long-term debt less current maturities	7,733,666	5,494,810
Other liabilities	267,596	236,628
Pension liabilities	296,997	290,493
Income tax payable, non-current	153,386	189,000
Deferred tax liability, non-current	617,454	587,800
Total liabilities	12,420,713	11,061,342
Noncontrolling interests subject to put provisions	546,266	410,491
Company shareholders' equity:
Preferred stock, no par value, 1.00 Euro nominal value, 7,066,522 shares authorized, 3,972,733 issued and outstanding	4,461	4,452
Common stock, no par value, 1.00 Euro nominal value, 385,396,450 shares authorized, 302,140,552 issued and outstanding	374,138	371,649
Additional paid-in capital	3,404,839	3,362,633
Retained earnings	5,306,549	4,648,585
Accumulated other comprehensive (loss)	(454,321)	(485,767)
Total Company shareholders' equity	8,635,666	7,901,552
Noncontrolling interests not subject to put provisions	257,688	159,465
Total equity	8,893,354	8,061,017
Total liabilities and equity	$ 21,860,333	$ 19,532,850